Income and expenses - Employee benefit expenses (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) employee	Dec. 31, 2024 EUR (€) employee	Dec. 31, 2023 EUR (€) employee
Income and expenses
Employee salaries and wages - R&D	€ 5,681	€ 3,800	€ 2,337
Employee salaries and wages - G&A	3,626	2,739	1,684
Social security contributions	1,915	1,521	782
Employee provisions	339	763	560
Other employee benefits	877	602	170
Total employee benefit expenses	€ 12,438	€ 9,425	€ 5,533
Average full time equivalents | employee	60.5	57.8	34
Employer matching contribution, percentage	5.00%